Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Automobiles & Components 3.3%
BorgWarner, Inc.	7,376	237,802
Gentex Corp.	12,851	433,207
Phinia, Inc.	1,476	58,096
		729,105

Banks 1.8%
M&T Bank Corp.	2,653	401,558

Capital Goods 15.2%
Generac Holdings, Inc. *	3,722	492,123
Kennametal, Inc.	15,081	355,007
Masco Corp.	3,781	252,079
Middleby Corp. *	1,899	232,836
nVent Electric PLC	8,710	667,273
Resideo Technologies, Inc. *	26,131	511,122
Sensata Technologies Holding PLC	8,313	310,823
Simpson Manufacturing Co., Inc.	1,547	260,716
Snap-on, Inc.	1,009	263,743
		3,345,722

Commercial & Professional Services 7.6%
Brady Corp., Class A	3,700	244,274
Brink's Co.	7,746	793,190
Dun & Bradstreet Holdings, Inc.	28,375	262,753
Korn Ferry	3,150	211,491
Stericycle, Inc. *	2,839	165,031
		1,676,739

Consumer Discretionary Distribution & Retail 2.0%
CarMax, Inc. *	3,120	228,821
Leslie's, Inc. *	49,451	207,199
		436,020

Consumer Durables & Apparel 2.4%
Mattel, Inc. *	21,214	344,940
Mohawk Industries, Inc. *	1,600	181,744
		526,684

Consumer Services 14.3%
ADT, Inc.	42,075	319,770
Adtalem Global Education, Inc. *	5,034	343,369
Lindblad Expeditions Holdings, Inc. *	80,053	772,511
Norwegian Cruise Line Holdings Ltd. *	40,719	765,110
OneSpaWorld Holdings Ltd. *	61,664	947,776
		3,148,536

Financial Services 12.2%
Fiserv, Inc. *	4,642	691,844
Goldman Sachs Group, Inc.	1,214	549,117
KKR & Co., Inc.	5,964	627,651
SECURITY	NUMBER OF SHARES	VALUE ($)
Lazard, Inc., Class A	8,856	338,122
Northern Trust Corp.	5,690	477,846
		2,684,580

Food, Beverage & Tobacco 0.8%
J M Smucker Co.	1,508	164,432

Health Care Equipment & Services 4.2%
Envista Holdings Corp. *	7,008	116,543
Labcorp Holdings, Inc.	1,354	275,553
Patterson Cos., Inc.	9,025	217,683
Zimmer Biomet Holdings, Inc.	2,849	309,202
		918,981

Household & Personal Products 0.9%
Reynolds Consumer Products, Inc.	7,175	200,757

Insurance 4.3%
Aflac, Inc.	3,122	278,826
First American Financial Corp.	8,368	451,453
Progressive Corp.	1,046	217,265
		947,544

Materials 1.5%
Axalta Coating Systems Ltd. *	9,549	326,289

Media & Entertainment 6.8%
Interpublic Group of Cos., Inc.	9,475	275,628
Madison Square Garden Entertainment Corp., Class A *	8,003	273,943
Madison Square Garden Sports Corp. *	1,480	278,432
Manchester United PLC, Class A *	18,925	305,449
Paramount Global, Class B	12,971	134,769
Sphere Entertainment Co. *	6,103	213,971
		1,482,192

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Bio-Rad Laboratories, Inc., Class A *	750	204,833
Charles River Laboratories International, Inc. *	2,050	423,489
Prestige Consumer Healthcare, Inc. *	6,957	478,989
		1,107,311

Real Estate Management & Development 3.7%
CBRE Group, Inc., Class A *	4,360	388,519
Jones Lang LaSalle, Inc. *	2,071	425,135
		813,654

Software & Services 3.2%
Fair Isaac Corp. *	338	503,167
Hackett Group, Inc.	9,480	205,906
		709,073

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 9.0%
Keysight Technologies, Inc. *	2,554	349,260
Knowles Corp. *	20,804	359,077
Littelfuse, Inc.	1,455	371,883
Motorola Solutions, Inc.	933	360,185
Zebra Technologies Corp., Class A *	1,727	533,522
		1,973,927
Total Common Stocks (Cost $20,411,738)		21,593,104

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (a)	392,714	392,714
Total Short-Term Investments (Cost $392,714)		392,714
Total Investments in Securities (Cost $20,804,452)		21,985,818

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$21,593,104	$—	$—	$21,593,104
Short-Term Investments[1]	392,714	—	—	392,714
Total	$21,985,818	$—	$—	$21,985,818

[1]	As categorized in the Portfolio Holdings.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments —Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds,exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2024, are disclosed in each fund’s Portfolio Holdings.
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